UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Equity Index
Portfolio

Managed by BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

Investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Portfolio will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	22

Statement of operations	23

Statements of changes in net assets	24

Financial highlights	25

Notes to financial statements	27

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Portfolio’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by LMPFA. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Equity Index Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, as the Russell Midcapvii, Russell 2000viii and Russell 1000ix Indexes returned -7.57%, -9.37% and -11.20%, respectively, during the six-month period ended June 30, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthx and Russell 3000 Valuexi Indexes returning -9.04% and -13.28%, respectively.

II   Legg Mason Partners Variable Equity Index Portfolio

Performance review
For the six months ended June 30, 2008, Class I shares of Legg Mason Partners Variable Equity Index Portfolio1 returned -12.09%. The Portfolio’s unmanaged benchmark, the S&P 500 Index, returned -11.91% for the same period. The Lipper Variable S&P 500 Index Objective Funds Category Average2 returned -12.07% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Equity Index Portfolio[1] — Class I Shares	-12.09%

S&P 500 Index	-11.91%

Lipper Variable S&P 500 Index Objective Funds Category Average[2]	-12.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -12.20% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class I and Class II shares were 0.39% and 0.64%, respectively.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 59 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Equity Index Portfolio   III

Letter from the chairman continued

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Equity Index Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. The Portfolio normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Portfolio does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Portfolio must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Portfolio’s expenses. The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Portfolio may use derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Portfolio’s performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners Variable Equity Index Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	(12.09)%	$1,000.00	$879.10	0.41%	$1.92

Class II	(12.20)	1,000.00	878.00	0.66	3.08

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,022.82	0.41%	$2.06

Class II	5.00	1,000.00	1,021.58	0.66	3.32

[1]	For the six months ended June 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.6%

CONSUMER DISCRETIONARY — 8.1%

	Auto Components — 0.2%

21,758	Goodyear Tire & Rubber Co.*	$387,945

53,673	Johnson Controls Inc.	1,539,342

	Total Auto Components	1,927,287

	Automobiles — 0.2%

202,782	Ford Motor Co.*	975,381

51,207	General Motors Corp.	588,881

21,396	Harley-Davidson Inc.	775,819

	Total Automobiles	2,340,081

	Distributors — 0.1%

14,817	Genuine Parts Co.	587,939

	Diversified Consumer Services — 0.1%

12,480	Apollo Group Inc., Class A Shares*	552,365

29,429	H&R Block Inc.	629,780

	Total Diversified Consumer Services	1,182,145

	Hotels, Restaurants & Leisure — 1.3%

39,505	Carnival Corp.	1,302,085

12,647	Darden Restaurants Inc.	403,945

28,002	International Game Technology	699,490

27,180	Marriott International Inc., Class A Shares	713,203

102,524	McDonald’s Corp.	5,763,899

65,845	Starbucks Corp.*	1,036,400

16,886	Starwood Hotels & Resorts Worldwide Inc.	676,622

7,928	Wendy’s International Inc.	215,800

15,998	Wyndham Worldwide Corp.	286,524

42,848	Yum! Brands Inc.	1,503,537

	Total Hotels, Restaurants & Leisure	12,601,505

	Household Durables — 0.4%
5,529	Black & Decker Corp.	317,973

11,169	Centex Corp.	149,329

24,855	D.R. Horton Inc.	269,677

13,901	Fortune Brands Inc.	867,561

5,262	Harman International Industries Inc.	217,794

6,968	KB HOME	117,968

15,044	Leggett & Platt Inc.	252,288

12,649	Lennar Corp., Class A Shares	156,089

See Notes to Financial Statements.

4   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Household Durables — 0.4% continued

25,045	Newell Rubbermaid Inc.	$420,506

19,321	Pulte Homes Inc.	186,061

5,214	Snap-on Inc.	271,180

7,090	Stanley Works	317,845

6,795	Whirlpool Corp.	419,455

	Total Household Durables	3,963,726

	Internet & Catalog Retail — 0.3%

27,956	Amazon.com Inc.*	2,050,014

18,900	Expedia Inc.*	347,382

16,390	IAC/InterActiveCorp*	315,999

	Total Internet & Catalog Retail	2,713,395

	Leisure Equipment & Products — 0.1%

26,068	Eastman Kodak Co.	376,161

12,539	Hasbro Inc.	447,893

32,734	Mattel Inc.	560,406

	Total Leisure Equipment & Products	1,384,460

	Media — 2.8%

61,596	CBS Corp., Class B Shares	1,200,506

45,032	Clear Channel Communications Inc.	1,585,126

267,807	Comcast Corp., Class A Shares	5,080,299

64,256	DIRECTV Group Inc.*	1,664,873

8,119	E.W. Scripps Co., Class A Shares	337,263

20,684	Gannett Co. Inc.	448,222

42,686	Interpublic Group of Cos. Inc.*	367,100

29,061	McGraw-Hill Cos. Inc.	1,165,927

3,348	Meredith Corp.	94,715

13,004	New York Times Co., Class A Shares	200,132

208,297	News Corp., Class A Shares	3,132,787

28,970	Omnicom Group Inc.	1,300,174

323,650	Time Warner Inc.	4,790,020

57,232	Viacom Inc., Class B Shares*	1,747,865

172,318	Walt Disney Co.	5,376,322

526	Washington Post Co., Class B Shares	308,709

	Total Media	28,800,040

	Multiline Retail — 0.7%
7,383	Big Lots Inc.*	230,645

5,175	Dillard’s Inc., Class A Shares	59,875

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Multiline Retail — 0.7% continued

12,635	Family Dollar Stores Inc.	$251,942

20,083	J.C. Penney Co. Inc.	728,812

27,742	Kohl’s Corp.*	1,110,790

38,031	Macy’s Inc.	738,562

15,891	Nordstrom Inc.	481,497

6,328	Sears Holdings Corp.*	466,121

70,413	Target Corp.	3,273,500

	Total Multiline Retail	7,341,744

	Specialty Retail — 1.5%

7,861	Abercrombie & Fitch Co., Class A Shares	492,727

12,111	AutoNation Inc.*	121,352

3,888	AutoZone Inc.*	470,487

23,419	Bed Bath & Beyond Inc.*	658,074

31,286	Best Buy Co. Inc.	1,238,926

14,626	GameStop Corp., Class A Shares*	590,890

40,597	Gap Inc.	676,752

153,490	Home Depot Inc.	3,594,736

27,089	Limited Brands Inc.	456,450

132,394	Lowe’s Cos. Inc.	2,747,175

24,701	Office Depot Inc.*	270,229

11,866	RadioShack Corp.	145,596

8,941	Sherwin-Williams Co.	410,660

63,505	Staples Inc.	1,508,244

11,394	Tiffany & Co.	464,306

39,511	TJX Cos. Inc.	1,243,411

	Total Specialty Retail	15,090,015
	Textiles, Apparel & Luxury Goods — 0.4%

30,869	Coach Inc.*	891,497

7,832	Jones Apparel Group Inc.	107,690

8,573	Liz Claiborne Inc.	121,308

34,314	NIKE Inc., Class B Shares	2,045,457

5,215	Polo Ralph Lauren Corp.	327,398

7,896	V.F. Corp.	562,037

	Total Textiles, Apparel & Luxury Goods	4,055,387

	TOTAL CONSUMER DISCRETIONARY	81,987,724

See Notes to Financial Statements.

6   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
CONSUMER STAPLES — 10.7%

	Beverages — 2.5%

64,496	Anheuser-Busch Cos. Inc.	$4,006,492

7,629	Brown-Forman Corp., Class B Shares	576,524

180,678	Coca-Cola Co.	9,391,642

26,019	Coca-Cola Enterprises Inc.	450,129

17,672	Constellation Brands Inc., Class A Shares*	350,966

12,774	Molson Coors Brewing Co., Class B Shares	694,011

12,245	Pepsi Bottling Group Inc.	341,880

143,457	PepsiCo Inc.	9,122,431

	Total Beverages	24,934,075

	Food & Staples Retailing — 2.7%

39,187	Costco Wholesale Corp.	2,748,576

129,283	CVS Corp.	5,115,728

59,840	Kroger Co.	1,727,581

39,616	Safeway Inc.	1,131,037

19,200	SUPERVALU Inc.	593,088

54,326	Sysco Corp.	1,494,508

210,452	Wal-Mart Stores Inc.	11,827,402

89,584	Walgreen Co.	2,912,376

12,681	Whole Foods Market Inc.	300,413

	Total Food & Staples Retailing	27,850,709

	Food Products — 1.5%

58,241	Archer-Daniels-Midland Co.	1,965,634

19,490	Campbell Soup Co.	652,135

44,104	ConAgra Foods Inc.	850,325

13,743	Dean Foods Co.*	269,638

30,303	General Mills Inc.	1,841,513

28,504	H.J. Heinz Co.	1,363,916

15,196	Hershey Co.	498,125

22,956	Kellogg Co.	1,102,347

137,121	Kraft Foods Inc., Class A Shares	3,901,093

11,594	McCormick & Co. Inc., Non Voting Shares	413,442

63,883	Sara Lee Corp.	782,567

24,730	Tyson Foods Inc., Class A Shares	369,466

19,418	Wm. Wrigley Jr. Co.	1,510,332

	Total Food Products	15,520,533

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Household Products — 2.2%

12,467	Clorox Co.	$650,777

45,930	Colgate-Palmolive Co.	3,173,763

37,846	Kimberly-Clark Corp.	2,262,434

276,134	Procter & Gamble Co.	16,791,709

	Total Household Products	22,878,683

	Personal Products — 0.2%

38,599	Avon Products Inc.	1,390,336

10,345	Estee Lauder Cos. Inc., Class A Shares	480,525

	Total Personal Products	1,870,861

	Tobacco — 1.6%

189,426	Altria Group Inc.	3,894,598

15,700	Lorillard Inc.*	1,085,812

190,781	Philip Morris International Inc.	9,422,674

15,492	Reynolds American Inc.	723,012

13,371	UST Inc.	730,190

	Total Tobacco	15,856,286

	TOTAL CONSUMER STAPLES	108,911,147

ENERGY — 16.1%

	Energy Equipment & Services — 3.6%

27,860	Baker Hughes Inc.	2,433,292

26,580	BJ Services Co.	848,965

19,597	Cameron International Corp.*	1,084,694

13,056	ENSCO International Inc.	1,054,141

78,904	Halliburton Co.	4,187,435

25,462	Nabors Industries Ltd.*	1,253,494

37,551	National-Oilwell Varco Inc.*	3,331,525

24,309	Noble Corp.	1,579,113

10,185	Rowan Cos. Inc.	476,149

107,911	Schlumberger Ltd.	11,592,879

18,171	Smith International Inc.	1,510,737

28,841	Transocean Inc.*	4,395,080

61,466	Weatherford International Ltd.*	3,048,099

	Total Energy Equipment & Services	36,795,603

	Oil, Gas & Consumable Fuels — 12.5%
42,340	Anadarko Petroleum Corp.	3,168,726

30,172	Apache Corp.	4,193,908

8,843	Cabot Oil & Gas Corp.	598,936

See Notes to Financial Statements.

8   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 12.5% continued

43,501	Chesapeake Energy Corp.	$2,869,326

187,080	Chevron Corp.	18,545,240

139,510	ConocoPhillips	13,168,349

16,531	CONSOL Energy Inc.	1,857,589

40,354	Devon Energy Corp.	4,848,937

63,523	El Paso Corp.	1,380,990

22,459	EOG Resources Inc.	2,946,621

477,895	Exxon Mobil Corp.	42,116,886

25,413	Hess Corp.	3,206,867

64,031	Marathon Oil Corp.	3,321,288

7,280	Massey Energy Co.	682,500

17,183	Murphy Oil Corp.	1,684,793

15,576	Noble Energy Inc.	1,566,323

74,233	Occidental Petroleum Corp.	6,670,577

24,557	Peabody Energy Corp.	2,162,244

13,975	Range Resources Corp.	915,922

30,930	Southwestern Energy Co.*	1,472,577

57,249	Spectra Energy Corp.	1,645,336

10,569	Sunoco Inc.	430,053

12,457	Tesoro Corp.	246,275

47,802	Valero Energy Corp.	1,968,486

52,858	Williams Cos. Inc.	2,130,706

46,193	XTO Energy Inc.	3,164,682

	Total Oil, Gas & Consumable Fuels	126,964,137

	TOTAL ENERGY	163,759,740

FINANCIALS — 14.2%

	Capital Markets — 2.8%
18,351	American Capital Strategies Ltd.	436,203

20,093	Ameriprise Financial Inc.	817,182

103,455	Bank of New York Mellon Corp.	3,913,703

83,992	Charles Schwab Corp.	1,725,196

42,756	E*TRADE Financial Corp.*	134,254

7,838	Federated Investors Inc., Class B Shares	269,784

14,110	Franklin Resources Inc.	1,293,182

35,655	Goldman Sachs Group Inc.	6,236,059

13,252	Janus Capital Group Inc.	350,780

12,765	Legg Mason Inc.	556,171

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Capital Markets — 2.8% continued

63,010	Lehman Brothers Holdings Inc.	$1,248,228

89,120	Merrill Lynch & Co. Inc.	2,825,995

100,139	Morgan Stanley	3,612,014

17,689	Northern Trust Corp.	1,212,935

38,587	State Street Corp.	2,469,182

23,489	T. Rowe Price Group Inc.	1,326,424

	Total Capital Markets	28,427,292

	Commercial Banks — 2.2%

49,460	BB&T Corp.	1,126,204

13,612	Comerica Inc.	348,876

51,986	Fifth Third Bancorp	529,217

16,894	First Horizon National Corp.	125,522

33,123	Huntington Bancshares Inc.	191,120

43,914	KeyCorp	482,176

6,972	M&T Bank Corp.	491,805

23,443	Marshall & Ilsley Corp.	359,381

68,769	National City Corp.	328,028

31,281	PNC Financial Services Group Inc.	1,786,145

62,843	Regions Financial Corp.	685,617

31,842	SunTrust Banks Inc.	1,153,317

157,429	U.S. Bancorp	4,390,695

193,353	Wachovia Corp.	3,002,772

298,713	Wells Fargo & Co.	7,094,434

9,728	Zions Bancorporation	306,335

	Total Commercial Banks	22,401,644

	Consumer Finance — 0.7%

104,775	American Express Co.	3,946,874

33,935	Capital One Financial Corp.	1,289,869

43,323	Discover Financial Services	570,564

42,224	SLM Corp.*	817,035

	Total Consumer Finance	6,624,342

	Diversified Financial Services — 3.4%
402,741	Bank of America Corp.	9,613,428

25,562	CIT Group Inc.	174,077

492,408	Citigroup Inc.	8,252,758

4,931	CME Group Inc.	1,889,510

6,383	IntercontinentalExchange Inc.*	727,662

See Notes to Financial Statements.

10   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Diversified Financial Services — 3.4% continued

312,321	JPMorgan Chase & Co.	$10,715,719

15,996	Leucadia National Corp.	750,852

18,370	Moody’s Corp.	632,663

23,968	NYSE Euronext	1,214,219

23,416	Principal Financial Group Inc.	982,770

	Total Diversified Financial Services	34,953,658

	Insurance — 3.4%

30,110	ACE Ltd.	1,658,760

42,993	AFLAC Inc.	2,699,960

49,816	Allstate Corp.	2,271,111

243,192	American International Group Inc.	6,434,860

27,019	Aon Corp.	1,241,253

8,662	Assurant Inc.	571,346

33,057	Chubb Corp.	1,620,124

14,758	Cincinnati Financial Corp.	374,853

39,152	Genworth Financial Inc., Class A Shares	697,297

28,465	Hartford Financial Services Group Inc.	1,837,985

23,453	Lincoln National Corp.	1,062,890

32,748	Loews Corp.	1,535,881

46,271	Marsh & McLennan Cos. Inc.	1,228,495

19,198	MBIA Inc.	84,279

65,087	MetLife Inc.	3,434,641

61,279	Progressive Corp.	1,147,143

39,435	Prudential Financial Inc.	2,355,847

8,133	SAFECO Corp.	546,212

8,122	Torchmark Corp.	476,355

54,663	Travelers Cos. Inc.	2,372,374

31,326	Unum Group	640,617

16,194	XL Capital Ltd., Class A Shares	332,949

	Total Insurance	34,625,232

	Real Estate Investment Trusts (REITs) — 1.2%
8,117	Apartment Investment and Management Co., Class A Shares	276,465

6,962	Avalonbay Communities Inc.	620,732

10,827	Boston Properties Inc.	976,812

15,725	CB Richard Ellis Group Inc., Class A Shares*	301,920

10,834	Developers Diversified Realty Corp.	376,048

24,466	Equity Residential	936,314

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Real Estate Investment Trusts (REITs) — 1.2% continued

24,194	General Growth Properties Inc.	$847,516

21,246	HCP Inc.	675,835

47,234	Host Hotels & Resorts Inc.	644,744

22,947	Kimco Realty Corp.	792,130

15,476	Plum Creek Timber Co. Inc.	660,980

23,711	ProLogis	1,288,693

11,168	Public Storage Inc.	902,263

20,328	Simon Property Group Inc.	1,827,284

12,225	Vornado Realty Trust	1,075,800

	Total Real Estate Investment Trusts (REITs)	12,203,536

	Thrifts & Mortgage Finance — 0.5%

52,762	Countrywide Financial Corp.	224,238

96,265	Fannie Mae	1,878,130

58,494	Freddie Mac	959,302

46,954	Hudson City Bancorp Inc.	783,193

11,312	MGIC Investment Corp.	69,116

43,332	Sovereign Bancorp Inc.	318,924

95,768	Washington Mutual Inc.	472,136

	Total Thrifts & Mortgage Finance	4,705,039

	TOTAL FINANCIALS	143,940,743

HEALTH CARE — 11.9%

	Biotechnology — 1.5%

98,469	Amgen Inc.*	4,643,798

26,503	Biogen Idec Inc.*	1,481,253

39,423	Celgene Corp.*	2,517,947

24,178	Genzyme Corp.*	1,741,300

83,435	Gilead Sciences Inc.*	4,417,883

	Total Biotechnology	14,802,181

	Health Care Equipment & Supplies — 2.4%
56,745	Baxter International Inc.	3,628,275

22,075	Becton, Dickinson & Co.	1,794,698

121,799	Boston Scientific Corp.*	1,496,910

8,979	C.R. Bard Inc.	789,703

45,232	Covidien Ltd.	2,166,160

14,390	Hospira Inc.*	577,183

3,501	Intuitive Surgical Inc.*	943,169

101,574	Medtronic Inc.	5,256,455

See Notes to Financial Statements.

12   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Health Care Equipment & Supplies — 2.4% continued

4,983	Millipore Corp.*	$338,146

30,649	St. Jude Medical Inc.*	1,252,931

21,602	Stryker Corp.	1,358,334

37,826	Thermo Fisher Scientific Inc.*	2,108,043

11,362	Varian Medical Systems Inc.*	589,120

9,054	Waters Corp.*	583,983

20,938	Zimmer Holdings Inc.*	1,424,831

	Total Health Care Equipment & Supplies	24,307,941

	Health Care Providers & Services — 1.8%

43,849	Aetna Inc.	1,777,200

14,563	AmerisourceBergen Corp.	582,374

32,277	Cardinal Health Inc.	1,664,848

25,399	CIGNA Corp.	898,871

13,718	Coventry Health Care Inc.*	417,301

22,715	Express Scripts Inc.*	1,424,685

15,305	Humana Inc.*	608,680

10,067	Laboratory Corporation of America Holdings*	700,965

25,079	McKesson Corp.	1,402,167

45,826	Medco Health Solutions Inc.*	2,162,987

11,699	Patterson Cos. Inc.*	343,834

14,274	Quest Diagnostics Inc.	691,861

43,335	Tenet Healthcare Corp.*	240,942

111,133	UnitedHealth Group Inc.	2,917,241

47,591	WellPoint Inc.*	2,268,187

	Total Health Care Providers & Services	18,102,143

	Health Care Technology — 0.0%

16,401	IMS Health Inc.	382,143

	Life Sciences Tools & Services — 0.1%

15,255	Applied Biosystems Inc.	510,737

10,708	PerkinElmer Inc.	298,218

	Total Life Sciences Tools & Services	808,955

	Pharmaceuticals — 6.1%
139,587	Abbott Laboratories(a)	7,393,923

27,814	Allergan Inc.	1,447,719

9,774	Barr Pharmaceuticals Inc.*	440,612

179,049	Bristol-Myers Squibb Co.	3,675,876

89,467	Eli Lilly & Co.	4,129,797

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Pharmaceuticals — 6.1% continued

27,564	Forest Laboratories Inc.*	$957,573

254,897	Johnson & Johnson	16,400,073

22,306	King Pharmaceuticals Inc.*	233,544

194,147	Merck & Co. Inc.	7,317,400

27,537	Mylan Inc.*	332,372

613,233	Pfizer Inc.	10,713,181

149,131	Schering-Plough Corp.	2,936,389

9,446	Watson Pharmaceuticals Inc.*	256,648

120,597	Wyeth	5,783,832

	Total Pharmaceuticals	62,018,939

	TOTAL HEALTH CARE	120,422,302

INDUSTRIALS — 11.1%

	Aerospace & Defense — 2.7%

67,967	Boeing Co.	4,466,791

36,042	General Dynamics Corp.	3,034,736

11,313	Goodrich Corp.	536,915

67,069	Honeywell International Inc.	3,372,229

11,094	L-3 Communications Holdings Inc.	1,008,112

30,552	Lockheed Martin Corp.	3,014,260

30,938	Northrop Grumman Corp.	2,069,752

12,599	Precision Castparts Corp.	1,214,166

38,259	Raytheon Co.	2,153,217

14,539	Rockwell Collins Inc.	697,291

89,043	United Technologies Corp.	5,493,953

	Total Aerospace & Defense	27,061,422

	Air Freight & Logistics — 1.0%

15,436	C.H. Robinson Worldwide Inc.	846,510

19,292	Expeditors International of Washington Inc.	829,556

28,044	FedEx Corp.	2,209,587

5,201	Ryder System Inc.	358,245

92,334	United Parcel Service Inc., Class B Shares	5,675,771

	Total Air Freight & Logistics	9,919,669

	Airlines — 0.1%

66,185	Southwest Airlines Co.	863,052
	Building Products — 0.1%

32,715	Masco Corp.	514,607

See Notes to Financial Statements.

14   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Commercial Services & Supplies — 0.5%

30,846	Allied Waste Industries Inc.*	$389,277

9,631	Avery Dennison Corp.	423,090

11,815	Cintas Corp.	313,216

11,715	Equifax Inc.	393,858

11,242	Monster Worldwide Inc.*	231,698

18,775	Pitney Bowes Inc.	640,227

19,202	R.R. Donnelley & Sons Co.	570,107

14,364	Robert Half International Inc.	344,305

44,380	Waste Management Inc.	1,673,570

	Total Commercial Services & Supplies	4,979,348

	Construction & Engineering — 0.2%

8,023	Fluor Corp.	1,492,920

11,017	Jacobs Engineering Group Inc.*	889,072

	Total Construction & Engineering	2,381,992

	Electrical Equipment — 0.5%

15,739	Cooper Industries Ltd., Class A Shares	621,690

70,618	Emerson Electric Co.	3,492,060

13,272	Rockwell Automation Inc.	580,385

	Total Electrical Equipment	4,694,135

	Industrial Conglomerates — 3.1%

63,701	3M Co.	4,432,952

901,522	General Electric Co.	24,061,622

22,543	Textron Inc.	1,080,486

43,617	Tyco International Ltd.	1,746,425

	Total Industrial Conglomerates	31,321,485

	Machinery — 1.9%
55,604	Caterpillar Inc.	4,104,687

18,371	Cummins Inc.	1,203,668

23,041	Danaher Corp.	1,781,069

38,978	Deere & Co.	2,811,483

17,128	Dover Corp.	828,481

14,888	Eaton Corp.	1,265,033

35,936	Illinois Tool Works Inc.	1,707,319

28,743	Ingersoll-Rand Co., Ltd., Class A Shares	1,075,868

16,433	ITT Industries Inc.	1,040,702

11,759	Manitowoc Co. Inc.	382,520

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Machinery — 1.9% continued

33,027	PACCAR Inc.	$1,381,520

10,842	Pall Corp.	430,211

15,450	Parker Hannifin Corp.	1,101,894

9,072	Terex Corp.*	466,029

	Total Machinery	19,580,484

	Road & Rail — 1.0%

26,518	Burlington Northern Santa Fe Corp.	2,648,883

36,621	CSX Corp.	2,300,165

33,986	Norfolk Southern Corp.	2,129,903

46,738	Union Pacific Corp.	3,528,719

	Total Road & Rail	10,607,670

	Trading Companies & Distributors — 0.0%

5,882	W. W. Grainger Inc.	481,148

	TOTAL INDUSTRIALS	112,405,012

INFORMATION TECHNOLOGY — 16.4%

	Communications Equipment — 2.5%

8,132	Ciena Corp.*	188,418

534,283	Cisco Systems Inc.*	12,427,423

142,445	Corning Inc.	3,283,357

20,785	JDS Uniphase Corp.*	236,118

47,480	Juniper Networks Inc.*	1,053,106

203,978	Motorola Inc.	1,497,199

146,406	QUALCOMM Inc.	6,496,034

35,945	Tellabs Inc.*	167,144

	Total Communications Equipment	25,348,799

	Computers & Peripherals — 4.7%
79,740	Apple Inc.*	13,351,666

182,789	Dell Inc.*	3,999,423

186,976	EMC Corp.*	2,746,677

223,060	Hewlett-Packard Co.	9,861,483

124,227	International Business Machines Corp.	14,724,626

8,611	Lexmark International Inc., Class A Shares*	287,866

31,071	NetApp Inc.*	672,998

11,990	QLogic Corp.*	174,934

20,327	SanDisk Corp.*	380,115

70,743	Sun Microsystems Inc.*	769,684

See Notes to Financial Statements.

16   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Computers & Peripherals — 4.7% continued

16,275	Teradata Corp.*	$376,603

	Total Computers & Peripherals	47,346,075

	Electronic Equipment & Instruments — 0.3%

32,571	Agilent Technologies Inc.*	1,157,573

18,919	Jabil Circuit Inc.	310,461

12,592	Molex Inc.	307,371

43,229	Tyco Electronics Ltd.	1,548,463

	Total Electronic Equipment & Instruments	3,323,868

	Internet Software & Services — 1.7%

15,217	Akamai Technologies Inc.*	529,399

99,981	eBay Inc.*	2,732,481

21,023	Google Inc., Class A Shares*	11,066,928

17,611	VeriSign Inc.*	665,696

124,440	Yahoo! Inc.*	2,570,930

	Total Internet Software & Services	17,565,434

	IT Services — 0.9%

8,718	Affiliated Computer Services Inc., Class A Shares*	466,326

46,889	Automatic Data Processing Inc.	1,964,649

26,129	Cognizant Technology Solutions Corp., Class A Shares*	849,454

13,670	Computer Sciences Corp.*	640,303

11,176	Convergys Corp.*	166,075

45,479	Electronic Data Systems Corp.	1,120,603

15,530	Fidelity National Information Services Inc.	573,212

14,827	Fiserv Inc.*	672,701

29,008	Paychex Inc.	907,370

17,925	Total System Services, Inc.	398,294

32,222	Unisys Corp.*	127,277

66,928	Western Union Co.	1,654,460

	Total IT Services	9,540,724

	Office Electronics — 0.1%

81,323	Xerox Corp.	1,102,740

	Semiconductors & Semiconductor Equipment — 2.6%
54,865	Advanced Micro Devices Inc.*	319,863

27,115	Altera Corp.	561,281

26,796	Analog Devices Inc.	851,309

122,596	Applied Materials Inc.	2,340,358

40,453	Broadcom Corp., Class A Shares*	1,103,962

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Semiconductors & Semiconductor Equipment — 2.6% continued

518,081	Intel Corp.	$11,128,380

15,382	KLA-Tencor Corp.	626,201

20,067	Linear Technology Corp.	653,582

57,655	LSI Corp.*	354,002

20,599	MEMC Electronic Materials Inc.*	1,267,662

16,728	Microchip Technology Inc.	510,873

68,815	Micron Technology Inc.*	412,890

19,522	National Semiconductor Corp.	400,982

9,032	Novellus Systems Inc.*	191,388

50,174	NVIDIA Corp.*	939,257

15,519	Teradyne Inc.*	171,795

119,638	Texas Instruments Inc.	3,369,006

25,259	Xilinx Inc.	637,790

	Total Semiconductors & Semiconductor Equipment	25,840,581

	Software — 3.6%

48,102	Adobe Systems Inc.*	1,894,738

20,255	Autodesk Inc.*	684,822

17,276	BMC Software Inc.*	621,936

35,313	CA Inc.	815,377

16,600	Citrix Systems Inc.*	488,206

23,666	Compuware Corp.*	225,774

28,800	Electronic Arts Inc.*	1,279,584

29,034	Intuit Inc.*	800,467

724,430	Microsoft Corp.	19,929,069

32,006	Novell Inc.*	188,515

358,774	Oracle Corp.*	7,534,254

75,987	Symantec Corp.*	1,470,349

	Total Software	35,933,091

	TOTAL INFORMATION TECHNOLOGY	166,001,312

MATERIALS — 3.9%

	Chemicals — 2.1%
19,054	Air Products & Chemicals Inc.	1,883,678

5,066	Ashland Inc.	244,181

84,154	Dow Chemical Co.	2,937,816

81,466	E.I. du Pont de Nemours & Co.	3,494,077

6,895	Eastman Chemical Co.	474,790

15,872	Ecolab Inc.	682,337

See Notes to Financial Statements.

18   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Chemicals — 2.1% continued

10,231	Hercules Inc.	$173,211

7,281	International Flavors & Fragrances Inc.	284,396

49,635	Monsanto Co.	6,275,849

14,842	PPG Industries Inc.	851,486

28,321	Praxair Inc.	2,668,971

11,345	Rohm & Haas Co.	526,862

11,660	Sigma-Aldrich Corp.	628,008

	Total Chemicals	21,125,662

	Construction Materials — 0.1%

9,899	Vulcan Materials Co.	591,762

	Containers & Packaging — 0.1%

8,844	Ball Corp.	422,212

9,013	Bemis Co. Inc.	202,071

11,829	Pactiv Corp.*	251,130

14,484	Sealed Air Corp.	275,341

	Total Containers & Packaging	1,150,754

	Metals & Mining — 1.4%

10,223	AK Steel Holding Corp.	705,387

73,883	Alcoa Inc.	2,631,712

9,145	Allegheny Technologies Inc.	542,116

34,661	Freeport-McMoRan Copper & Gold Inc., Class B Shares	4,061,922

40,714	Newmont Mining Corp.	2,123,642

28,361	Nucor Corp.	2,117,716

8,841	Titanium Metals Corp.	123,686

10,647	United States Steel Corp.	1,967,353

	Total Metals & Mining	14,273,534

	Paper & Forest Products — 0.2%

38,677	International Paper Co.	901,174

15,713	MeadWestvaco Corp.	374,598

19,107	Weyerhaeuser Co.	977,132

	Total Paper & Forest Products	2,252,904

	TOTAL MATERIALS	39,394,616
TELECOMMUNICATION SERVICES — 3.3%

	Diversified Telecommunication Services — 2.9%
537,346	AT&T Inc.	18,103,187

9,537	CenturyTel Inc.	339,422

29,327	Citizens Communications Co.	332,568

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Diversified Telecommunication Services — 2.9% continued

13,345	Embarq Corp.	$630,818

137,619	Qwest Communications International Inc.	540,843

258,019	Verizon Communications Inc.	9,133,872

41,245	Windstream Corp.	508,963

	Total Diversified Telecommunication Services	29,589,673

	Wireless Telecommunication Services — 0.4%

35,869	American Tower Corp., Class A Shares*	1,515,465

257,865	Sprint Nextel Corp.	2,449,718

	Total Wireless Telecommunication Services	3,965,183

	TOTAL TELECOMMUNICATION SERVICES	33,554,856

UTILITIES — 3.9%

	Electric Utilities — 2.3%

15,198	Allegheny Energy Inc.	761,572

36,323	American Electric Power Co. Inc.	1,461,274

114,381	Duke Energy Corp.	1,987,942

29,469	Edison International	1,514,117

17,321	Entergy Corp.	2,086,834

59,334	Exelon Corp.	5,337,687

27,571	FirstEnergy Corp.	2,269,920

36,979	FPL Group Inc.	2,425,083

6,937	Integrys Energy Group Inc.	352,608

18,216	Pepco Holdings Inc.	467,240

9,102	Pinnacle West Capital Corp.	280,068

33,740	PPL Corp.	1,763,590

23,636	Progress Energy Inc.	988,694

69,392	Southern Co.	2,423,169

	Total Electric Utilities	24,119,798

	Gas Utilities — 0.1%

4,083	Nicor Inc.	173,895

15,605	Questar Corp.	1,108,579

	Total Gas Utilities	1,282,474
	Independent Power Producers & Energy Traders — 0.3%

60,763	AES Corp.*	1,167,257

16,134	Constellation Energy Group Inc.	1,324,602

44,938	Dynegy Inc., Class A Shares*	384,220

	Total Independent Power Producers & Energy Traders	2,876,079

See Notes to Financial Statements.

20   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO

SHARES	SECURITY	VALUE
	Multi-Utilities — 1.2%

18,946	Ameren Corp.	$800,090

29,691	CenterPoint Energy Inc.	476,541

20,376	CMS Energy Corp.	303,602

24,659	Consolidated Edison Inc.	963,920

52,278	Dominion Resources Inc.	2,482,682

14,756	DTE Energy Co.	626,245

24,801	NiSource Inc.	444,434

32,313	PG&E Corp.	1,282,503

45,993	Public Service Enterprise Group Inc.	2,112,458

22,711	Sempra Energy	1,282,036

19,062	TECO Energy Inc.	409,642

38,970	Xcel Energy Inc.	782,128

	Total Multi-Utilities	11,966,281

	TOTAL UTILITIES	40,244,632

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $903,826,687)	1,010,622,084

FACE
AMOUNT
SHORT-TERM INVESTMENTS — 0.5%

	U.S. Treasury Bill — 0.1%

$1,250,000	U.S. Treasury Bills, 1.849% due 9/18/08(b)(c) (Cost — $1,244,953)	1,245,145

	Repurchase Agreement — 0.4%

3,626,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity — $3,626,252; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value — $3,698,524) (Cost — $3,626,000)	3,626,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,870,953)	4,871,145

	TOTAL INVESTMENTS — 100.1% (Cost — $908,697,640#)	1,015,493,229

	Liabilities in Excess of Other Assets — (0.1)%	(1,383,042)

	TOTAL NET ASSETS — 100.0%	$1,014,110,187

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Rate shown represents yield-to-maturity.
(c)	All or a portion of this security is held at the broker as collateral for open future contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   21

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $908,697,640)	$1,015,493,229

Cash	686

Dividends and interest receivable	1,352,332

Receivable for securities sold	438,728

Receivable from broker — variation margin on open futures contracts	9,339

Prepaid expenses	5,553

Total Assets	1,017,299,867

LIABILITIES:

Payable for Portfolio shares repurchased	1,809,806

Payable for securities purchased	705,438

Investment management fee payable	274,740

Shareholder reports payable	212,359

Trustees’ fees payable	44,702

Distribution fees payable	34,170

Accrued expenses	108,465

Total Liabilities	3,189,680

TOTAL NET ASSETS	$1,014,110,187

NET ASSETS:

Par value (Note 7)	$348

Paid-in capital in excess of par value	904,376,858

Undistributed net investment income	9,548,047

Accumulated net realized loss on investments and futures contracts	(6,341,221)

Net unrealized appreciation on investments and futures contracts	106,526,155

TOTAL NET ASSETS	$1,014,110,187

Shares Outstanding:

Class I	29,388,964

Class II	5,369,600

Net Asset Value:

Class I	$29.18

Class II	$29.17

See Notes to Financial Statements.

22   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends	$11,963,146

Interest	146,743

Total Investment Income	12,109,889

EXPENSES:

Investment management fee (Note 3)	1,795,312

Shareholder reports (Note 5)	416,215

Distribution fees (Notes 3 and 5)	219,404

Standard & Poor’s license fee	57,910

Trustees’ fees	39,045

Custody fees	16,475

Audit and tax	14,435

Insurance	12,540

Legal fees	9,657

Transfer agent fees (Note 5)	22

Miscellaneous expenses	5,736

Total Expenses	2,586,751

NET INVESTMENT INCOME	9,523,138

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	17,858,189

Futures contracts	(2,358,691)

Net Realized Gain	15,499,498

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(178,595,626)

Futures contracts	30,591

Change in Net Unrealized Appreciation/Depreciation	(178,565,035)

Net Loss on Investments and Futures Contracts	(163,065,537)

DECREASE IN NET ASSETS FROM OPERATIONS	$(153,542,399)

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$9,523,138	$24,719,593

Net realized gain	15,499,498	66,636,705

Change in net unrealized appreciation/depreciation	(178,565,035)	(4,369,914)

Increase (Decrease) in Net Assets From Operations	(153,542,399)	86,986,384

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(135,028)	(25,000,012)

Net realized gains	(11,611,053)	(64,082,954)

Decrease in Net Assets From Distributions to Shareholders	(11,746,081)	(89,082,966)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	3,086,626	43,722,560

Reinvestment of distributions	11,746,081	89,082,966

Cost of shares repurchased	(184,741,403)	(461,643,851)

Decrease in Net Assets From Portfolio Share Transactions	(169,908,696)	(328,838,325)

DECREASE IN NET ASSETS	(335,197,176)	(330,934,907)

NET ASSETS:

Beginning of period	1,349,307,363	1,680,242,270

End of period*	$1,014,110,187	$1,349,307,363

* Includes undistributed net investment income of:	$9,548,047	$159,937

See Notes to Financial Statements.

24   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$33.56	$34.10	$30.38	$29.50	$27.11	$21.41

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.26	0.57	0.51	0.45	0.47	0.34

Net realized and unrealized gain (loss)	(4.31)	1.23	4.17	0.89	2.38	5.68

Total income (loss) from operations	(4.05)	1.80	4.68	1.34	2.85	6.02

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[3]	(0.67)	(0.54)	(0.46)	(0.46)	(0.32)

Net realized gains	(0.33)	(1.67)	(0.42)	—	—	—

Total distributions	(0.33)	(2.34)	(0.96)	(0.46)	(0.46)	(0.32)

NET ASSET VALUE, END OF PERIOD	$29.18	$33.56	$34.10	$30.38	$29.50	$27.11

Total return[4]	(12.09)%	5.19%	15.40%	4.52%	10.52%	28.11%

NET ASSETS, END OF PERIOD (MILLIONS)	$857	$1,148	$1,448	$1,444	$1,425	$1,218

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.41%[5]	0.35%	0.35%[6]	0.34%	0.34%	0.34%

Net expenses	0.41 [5]	0.35	0.34 [6,7]	0.34	0.34 [7]	0.34

Net investment income	1.68 [5]	1.60	1.57	1.51	1.69	1.44

PORTFOLIO TURNOVER RATE	2%	6%	7%	7%	1%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.33%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$33.59	$34.13	$30.40	$29.52	$27.13	$21.43

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.22	0.48	0.42	0.37	0.42	0.28

Net realized and unrealized gain (loss)	(4.31)	1.23	4.18	0.89	2.36	5.66

Total income (loss) from operations	(4.09)	1.71	4.60	1.26	2.78	5.94

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[3]	(0.58)	(0.45)	(0.38)	(0.39)	(0.24)

Net realized gains	(0.33)	(1.67)	(0.42)	—	—	—

Total distributions	(0.33)	(2.25)	(0.87)	(0.38)	(0.39)	(0.24)

NET ASSET VALUE, END OF PERIOD	$29.17	$33.59	$34.13	$30.40	$29.52	$27.13

Total return[4]	(12.20)%	4.92%	15.12%	4.25%	10.24%	27.74%

NET ASSETS, END OF PERIOD (MILLIONS)	$157	$201	$232	$234	$227	$132

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.66%[5]	0.60%	0.60%[6]	0.60%	0.59%	0.60%

Net expenses	0.66 [5]	0.60	0.60 [6,7]	0.60	0.59 [7]	0.60

Net investment income	1.43 [5]	1.35	1.32	1.26	1.50	1.18

PORTFOLIO TURNOVER RATE	2%	6%	7%	7%	1%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.59%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Equity Index Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008,

28   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	June 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$1,015,493,229	$1,010,622,084	$4,871,145	—

Other Financial Instruments*	(269,434)	(269,434)	—	—

Total	$1,015,223,795	$1,010,352,650	$4,871,145	—

*	Other financial instruments include futures contracts.

3. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Batterymarch Financial Management Inc. (“Batterymarch”) is the Portfolio’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.31% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Portfolio.

Legg Mason Investor Services, LLC a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Portfolio and any payments made pursuant to the Plan will be made from the Portfolio’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2008, the Portfolio had accrued $4,121 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

30   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$24,367,155

Sales	179,847,537

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$249,846,977

Gross unrealized depreciation	(143,051,388)

Net unrealized appreciation	$106,795,589

At June 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	LOSS
Contracts to Buy:
S&P 500 Index	15	09/08	$5,073,559	$4,804,125	$(269,434)

5.	Class specific expenses
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II shares. There is no distribution fee incurred by the Portfolio’s Class I shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$14	$353,756

Class II	$219,404	8	62,459

Total	$219,404	$22	$416,215

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
Net Investment Income:
Class I	$116,138	$21,718,967

Class II	18,890	3,281,045

Total	$135,028	$25,000,012

Net Realized Gains:
Class I	$9,821,689	$54,573,006

Class II	1,789,364	9,509,948

Total	$11,611,053	$64,082,954

7.	Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	82,770	$2,554,707	1,098,421	$38,950,283

Shares issued on reinvestment	324,766	9,937,827	2,241,801	76,291,973

Shares repurchased	(5,242,494)	(163,446,041)	(11,565,906)	(413,602,510)

Net decrease	(4,834,958)	$(150,953,507)	(8,225,684)	$(298,360,254)

Class II
Shares sold	17,014	$531,919	134,222	$4,772,277

Shares issued on reinvestment	59,112	1,808,254	375,652	12,790,993

Shares repurchased	(684,593)	(21,295,362)	(1,345,775)	(48,041,341)

Net decrease	(608,467)	$(18,955,189)	(835,901)	$(30,478,071)

8.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and CGM, a former distributor of the Portfolio, relating to the

32   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs

34   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

10.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

36   Legg Mason Partners Variable Equity Index Portfolio 2008 Semi-Annual Report

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Legg Mason Partners
Variable Equity Index Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Batterymarch Financial
Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Equity Index Portfolio
The Portfolio is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE EQUITY INDEX PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Equity Index Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010086 8/08 SR08-621

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008